UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 32,305	$ 4,446	¥ 92,152
Cost of revenues	(9,951)	(1,369)	(33,726)
Gross profit	22,354	3,077	58,426
Operating expenses:
Selling and marketing expenses	(36,529)	(5,027)	(80,742)
General and administrative expenses	(24,279)	(3,341)	(23,654)
Research and development expenses	(8,700)	(1,197)	(7,671)
Impairment of long-lived assets	(300)	(41)	(1,515)
Total operating expenses	(69,808)	(9,606)	(113,582)
Loss from operations	(47,454)	(6,529)	(55,156)
Other income/(expenses):
Interest income/(expenses), net	(442)	(61)	69
Foreign exchange loss	0	0	(259)
Gain from equity method investments	427	59	95
Change in fair value of warrant liability	2,338	322	11,551
Other income, net	4,456	613	13,002
Loss before income taxes	(40,675)	(5,596)	(30,698)
Income tax benefit	0	0	0
Net loss	(40,675)	(5,596)	(30,698)
Net loss attributable to TuanChe Limited's ordinary shareholders	(40,675)	(5,596)	(30,698)
Net loss	(40,675)	(5,596)	(30,698)
Other comprehensive loss:
Foreign currency translation adjustments	(27)	(4)	(34)
Total other comprehensive loss	(27)	(4)	(34)
Total comprehensive loss	(40,702)	(5,600)	(30,732)
Comprehensive loss attributable to:
TuanChe Limited's shareholders	¥ (40,702)	$ (5,600)	¥ (30,732)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share
Basic (in dollars per share) | (per share)	¥ (0.10)	$ (0.01)	¥ (0.08)
Diluted (in dollars per share) | (per share)	¥ (0.10)	$ (0.01)	¥ (0.08)
Weighted average number of ordinary shares
Basic (in shares)	421,273,519	421,273,519	399,544,700
Diluted (in shares)	421,273,519	421,273,519	399,544,700
Auto shows
Net revenues
Total net revenues	¥ 19,948	$ 2,745	¥ 69,286
Special promotion events
Net revenues
Total net revenues	224	31	589
Referral service for commercial bank
Net revenues
Total net revenues	0	0	2,572
Online marketing
Net revenues
Total net revenues	2,569	354	8,753
Others
Net revenues
Total net revenues	¥ 9,564	$ 1,316	¥ 10,952